CRYPTOCURRENCY ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
CRYPTOCURRENCY ASSETS
Schedule of continuity of cryptocurrencies

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Beginning balance	5,612	7,625	9,581
Cumulative effect upon adoption of ASU 2023-08	—	854	—
Cryptocurrencies mined from mining business	21,601	17,092	6,670
Deposits received from customers of mining data center	—	442	815
Deposits returned to customers of mining data center	(71)	(1,194)	—
Payment of service expense and long-lived assets	(13,810)	(148)	(1,746)
Disposal of cryptocurrency assets*	(31,601)	(32,995)	(25,386)
Utility fee received from customers of mining data center	13,901	11,480	11,565
Cryptocurrencies purchased using fiat currency	13,381	2,258	9,477
Cryptocurrencies collected from derivative contracts	9,500	23,109	8,115
Cryptocurrencies paid to derivative contracts	(8,560)	(22,265)	(7,639)
Changes in fair value of cryptocurrency assets	—	3,203	(4,356)
Changes in fair value of payables settled by cryptocurrency assets	—	37	7
Cryptocurrencies collected from short-term investments**	—	5,506	—
Cryptocurrencies paid to short-term investments**	—	(5,350)	—
Cryptocurrency transferred from discontinued operation to continuing operations	—	3,064	—
Cryptocurrencies received in connection with the disposal of discontinued operation	—	1,000	1,000
Cryptocurrencies paid in connection with asset acquisition	—	(2,265)	—
Cryptocurrencies received from disposal of property and equipment	—	42	—
Impairment of cryptocurrency assets	(2,359)	—	—
Advances received from customer for hash calculation rental services	—	1,057	—
Cryptocurrencies paid to purchase mining machines	—	(2,752)	—
Cryptocurrencies paid to settle hosting arrangement	—	(229)	(136)
Cryptocurrencies received from disposal of long-term investment	—	—	190
Cryptocurrency loss from online scam	—	—	(1,266)
Utility fee pay for mining data center	—	—	—
Others	31	10	87
Ending balance of cryptocurrency assets, net	7,625	9,581	6,978

*     From June to October 2023, the Company entered into several collar agreements with a third party with one-month term to mitigate the effect of future price fluctuations on Ethereum or Bitcoin. Pursuant to the arrangements, the Company transferred in total of 3,200 Ethereum and 40 Bitcoins to the counterparty and received USDT and USDC equal to 70% of the initial notional amount of the Ethereum and Bitcoins at the agreement date. Disposal of cryptocurrency assets for the year ended December 31, 2023 included the net effect of the carrying amount of the Ethereum and Bitcoins transferred to the counterparty of US$4,650 and the fair value of the USDT and USDC received of US$5,015. The Group also recorded a gain on disposal of cryptocurrencies related to the transfer of the Ethereum in the amount of US$2,344.

**   From January to November 2024, the Group invested in several wealth management products with payments and collections in USDT. All such products were redeemed at their respective net asset values as of December 31, 2024. The Group recorded a gain from such short-term investments in the amount of US$156.

Summary of units, cost basis, and fair value of cryptocurrency assets

	December 31, 2024
	Units	Cost Basis	Fair Value
Ethereum	1,246	3,415	4,181
Dogecoin	7,605,910	2,915	2,383
Bitcoin	19	1,473	1,831
USDT	932,333	932	932
Litecoin	1,770	192	176
Other cryptocurrency assets*		58	78
		8,985	9,581

	December 31, 2025
	Units	Cost Basis	Fair Value
Solana	44,700	7,956	5,582
Bitcoin	11	980	976
Ethereum	122	315	363
Other cryptocurrency assets*		57	57
		9,308	6,978

*     Includes various other cryptocurrency asset balances, none of which individually represented more than 1% of total cryptocurrency assets as of December 31, 2024 and 2025.